Related Party Transactions and Balances - Additional Information (Detail)	12 Months Ended						12 Months Ended		1 Months Ended				1 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 ZTE9 network technology Co., Ltd., Wuxi ("ZTE9") USD ($)	Dec. 31, 2014 ZTE9 network technology Co., Ltd., Wuxi ("ZTE9") CNY	Dec. 31, 2013 ZTE9 network technology Co., Ltd., Wuxi ("ZTE9") CNY	Dec. 31, 2013 Fire Rain CNY	Dec. 31, 2012 Fire Rain CNY	Jan. 31, 2012 Collaborative Arrangement, Co-promotion	Jan. 31, 2012 Collaborative Arrangement, Co-promotion Anelka CNY	Jan. 31, 2012 Collaborative Arrangement, Co-promotion Anelka EUR (€)	Dec. 31, 2013 Collaborative Arrangement, Co-promotion Anelka USD ($)	Jan. 31, 2012 Collaborative Arrangement, Co-promotion Shenhua USD ($)	Jan. 31, 2012 Collaborative Arrangement, Co-promotion Shenhua CNY	Aug. 31, 2012 Collaborative Arrangement, Co-promotion Drogba CNY	Aug. 31, 2012 Collaborative Arrangement, Co-promotion Drogba EUR (€)
Related Party Transaction [Line Items]
Cooperative agreement term									2 years
Payment on promotional services													$ 5,200,000	32,000,000
Promotion services payable										21,900,000	2,700,000				24,300,000	3,100,000
Amortized prepayment remaining balance	1,016,174	6,304,956	4,799,753									0
Percentage of revenue generated								20.00%
Revenues from related party			4,500,000				2,200,000	800,000
Net royalty paid	1,100,000	6,800,000	6,000,000
Amount due to related party	1,000,000	6,300,000	4,800,000
Funds to related party				900,000	5,300,000
Interest-free loan due date				Jun. 30, 2015	Jun. 30, 2015
Amount due from related party	$ 846,146	5,250,000	0	$ 900,000	5,300,000